Preferred Stock - Schedule of preferred stock outstanding shares and amount (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Preferred Stock [Line Items]
Shares				98,178,078				98,178,078
Amount	$ 0			$ 206,490				$ 176,291
Senior A Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Shares	0			13,674,365				13,674,365
Amount	$ 0			$ 79,311				$ 57,022
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Stock [Line Items]
Shares	0	0	9,197,142	9,197,142	9,197,142	9,197,142	9,197,142	9,197,142
Amount	$ 0		$ 54,539	$ 51,872	$ 49,596	$ 47,321	$ 45,046	$ 43,962
Senior Preferred Stock [Member]
Preferred Stock [Line Items]
Shares				22,871,507				22,871,507
Amount				$ 131,183				$ 100,984
Junior Convertible Preferred Stock [Member]
Preferred Stock [Line Items]
Shares	0	0	32,746,041	32,746,041	32,746,041	32,746,041	32,746,041	32,746,041	32,718,098
Amount	$ 0		$ 32,746	$ 32,746	$ 32,746	$ 32,746	$ 32,746	$ 32,746	$ 32,718
Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Shares	0	0	42,560,530	42,560,530	42,560,782	42,560,782	42,560,530	42,560,530	42,560,530
Amount	$ 0		$ 42,561	$ 42,561	$ 42,561	$ 42,561	$ 42,561	$ 42,561	$ 42,561